Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Assets	Dec. 31, 2023
Manufacturing equipment [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	10 years
Computers and software [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	33 years
Laboratory equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	10 years
Laboratory equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	15 years
Furniture and office equipment [Member] | Minimum [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	7 years
Furniture and office equipment [Member] | Maximum [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	15 years
Cars [Member]
Schedule of Property and Equipment are Stated at Cost, Net of Accumulated Depreciation [Line Items]
Estimated useful lives, Property and equipment	20 years